Taxation - Schedule of (Loss) Income Before Income Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
PRC entities	¥ 360,160		¥ 994,163	¥ 796,062
Non-PRC entities	(100,641)		38,365	(229,036)
Income before income tax expenses	¥ 259,519	$ 40,725	¥ 1,032,528	¥ 567,026